Debt (Tables)	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

June 30,	2012	2011
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Fixed rate senior notes 4.875%, due 2013	225,000	225,000
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2012-2017	589	1,380
Euro bonds 4.125%, due 2016	253,220	290,040
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	75,174	—
Japanese Yen credit facility JPY Libor plus 20 bps, due 2012	—	74,472
Other long-term debt, including capitalized leases	552	465
Total long-term debt	1,729,535	1,766,357
Less long-term debt payable within one year	225,589	75,271
Long-term debt, net	$1,503,946	$1,691,086